Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-42460
Entity Registrant Name	RAIN ENHANCEMENT TECHNOLOGIES HOLDCO, INC.
Entity Central Index Key	0002028293
Entity Tax Identification Number	99-3527155
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	4851 Tamiami Trail N
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	339
Local Phone Number	222-6714
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RAIN
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	RAINW
Security Exchange Name	NASDAQ